Cash and Cash Equivalents and Bank Overdraft - Schedule of Cash and Cash Equivalents and Bank Overdraft (Details) - ZAR (R) R in Thousands	Feb. 28, 2026	Feb. 28, 2025
Schedule of Cash and Cash Equivalents and Bank Overdraft [Abstract]
Cash on hand	R 350	R 4,054
Bank balances	620,812	208,971
Short-term deposits	532,712	829,857
Cash and cash equivalents in the consolidated statement of financial position	1,153,874	1,042,882
Bank overdrafts	(407,668)	(205,299)
Cash and cash equivalents in the consolidated statement of cash flows	746,206	837,583
Current assets	1,153,874	1,042,882
Current liabilities	(407,668)	(205,299)
Total cash and cash equivalents and bank overdraft	R 746,206	R 837,583